LONG-TERM DEBT - Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Expense, Operating and Nonoperating [Abstract]
Capitalized interest	$ (10)	$ (191)	$ (187)
Amortization and other financial charges	107	158	106
Gain on debt extinguishment	0	(228)	0
Interest expense after interest allocated to discontinuing operations	3,407	3,237	3,263
Interest allocated to discontinued operations	0	(218)	(297)
Interest expense (Note 19)	3,407	3,019	2,966
Short-term debt
Interest Expense, Operating and Nonoperating [Abstract]
Interest on debt	95	60	165
Long-term debt (excluding junior subordinated notes)
Interest Expense, Operating and Nonoperating [Abstract]
Interest on debt	2,537	2,800	2,562
Junior subordinated notes
Interest Expense, Operating and Nonoperating [Abstract]
Interest on debt	$ 678	$ 638	$ 617